Property, plant and equipment - Narrative (Details) $ in Thousands							3 Months Ended				12 Months Ended
	Dec. 02, 2024 USD ($) ton T	Sep. 25, 2024 USD ($) ton T	Mar. 15, 2024 USD ($)	Dec. 31, 2023 USD ($) vessel T	Nov. 08, 2023 USD ($) T	Nov. 11, 2021 USD ($)	Dec. 31, 2024 USD ($) vessel T twenty-footEquivalent	Sep. 30, 2024 USD ($)	Jun. 30, 2024 USD ($)	Mar. 31, 2024 USD ($) vessel	Dec. 31, 2024 USD ($) vessel T twenty-footEquivalent	Dec. 31, 2023 USD ($) vessel T	Dec. 31, 2022 USD ($) vessel	Oct. 09, 2023 USD ($) vessel shareholder	Dec. 31, 2021 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Book Value				$ 1,769,663			$ 3,271,084				$ 3,271,084	$ 1,769,663	$ 3,308,616		$ 3,179,299
Borrowing costs capitalised											23,700
Proceeds from the sale of vessels (Note 8)											1,718,862	1,206,636	356,730
Non-current assets or disposal groups classified as held for sale				871,876			165,583				165,583	871,876	18,459
Capital commitments				623,800			2,400,000				2,400,000	623,800
CMB.TECH NV
Disclosure of detailed information about property, plant and equipment [line items]
Borrowing costs capitalised											$ 6,800	6,500
Capitalisation rate of borrowing costs eligible for capitalisation											7.00%
CMB.TECH Enterprises NV
Disclosure of detailed information about property, plant and equipment [line items]
Borrowing costs capitalised											$ 16,800
Vessels | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Book Value				$ 1,629,570			2,617,484				2,617,484	$ 1,629,570	$ 3,057,932		2,967,787
Capital commitments							$ 2,423,285				$ 2,423,285
Vessels | VLCCs Cassius, Camus and Clovis | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Number of properties transferred from construction in progress | vessel												3
Number of vessels under construction | vessel													3
Vessels | Cassius - Sale | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T				299,158								299,158
Gain												$ 31,865
Vessels | Camus | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T				299,158								299,158
Vessels | Eco-Type VLCC Chelsea | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T				299,158								299,158
Vessels | Brugge | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T				156,851								156,851
Vessels | Brest | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T				156,851								156,851
Vessels | Newton - Sale | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T				307,284			307,284				307,284	307,284
Acquisitions				$ 30,000
Gain											$ 20,670
Vessels | Suezmax Bristol | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T							156,851				156,851
Vessels | Newcastlemax Mineral France | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T							210,000				210,000
Vessels | Bochem Casablanca | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T							25,000				25,000
Vessels | CMA CGM Baikal - Sale | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Gain									$ 15,600		$ 15,621
Proceeds from the sale of vessels (Note 8)						$ 71,500
Vessels | Newcastlemax Mineral Deutschland | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T							210,000				210,000
Vessels | Bochem Shanghai | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T							25,000				25,000
Vessels | Newcastlemax Mineral Italia | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T							210,000				210,000
Vessels | CMA CGM Etosha | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T							77,000				77,000
Vessels | Bochem New Orleans | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T							25,000				25,000
Vessels | Newcastlemax Mineral Danmark | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T							210,000				210,000
Vessels | Newcastlemax Mineral Eire | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T							210,000				210,000
Vessels | Suezmax Helios | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T							157,000				157,000
Vessels | Bochem Brisbane | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T							25,000				25,000
Vessels | CMA CGM Dolomites | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | twenty-footEquivalent							6,000				6,000
Vessels | Newcastlemax Mineral Hellas | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T							210,000				210,000
Vessels | Newcastlemax Mineral Espana | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T							210,000				210,000
Vessels | Suezmax Orion | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T							157,717				157,717
Vessels | Eco-type VLCCs | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels committed to build | vessel							5				5
Vessels | Suezmax | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels committed to build | vessel							2				2
Vessels | Dual-fuel Bitumen Tankers | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels committed to build | vessel							2				2
Vessels | Newcastlemax bulk carriers | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels committed to build | vessel							18				18
Vessels | Chemical tankers | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments							$ 455,300				$ 455,300
Number of vessels committed to build | vessel							8				8
Vessels | CSOVs | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels committed to build | vessel							6				6
Vessels | Coaster Vessel | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T							5,000				5,000
Number of vessels committed to build | vessel							2				2
Vessels | Ammonia-powered container vessel | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | twenty-footEquivalent							1,400				1,400
Number of vessels committed to build | vessel							1				1
Vessels | CTV's | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels committed to build | vessel							3				3
Vessels | 24 VLCC tankers | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Number of shareholders involved in transaction | shareholder														2
Number of vessels sold | vessel														24
Receivables from contracts with customers														$ 2,350,000
Number of vessels delivered | vessel				11						13		11
(Expected) Gain										$ 372,700
Vessels | Oceania | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T					441,561
Gain										$ 34,800	$ 34,826
Proceeds from the sale of vessels (Note 8)					$ 43,100
Non-current assets or disposal groups classified as held for sale				$ 8,300								$ 8,300
Vessels | Noble, Nectar and Newton | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Gain			$ 79,000
Proceeds from the sale of vessels (Note 8)			$ 161,900
Vessels | Sapphira and Statia | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels sold | ton		2
Net capital gain								$ 61,400
Vessels | Sapphira - Sale
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T							150,205				150,205
Vessels | Sapphira - Sale | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T		150,205
Gain											$ 30,830
Proceeds from the sale of vessels (Note 8)		$ 45,500
Vessels | Statia - Sale
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T							150,205				150,205
Vessels | Statia - Sale | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T		150,205
Gain											$ 30,527
Proceeds from the sale of vessels (Note 8)		$ 41,300
Vessels | Selena, Cap Victor and Cap Felix | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels sold | ton	3
Net capital gain							$ 71,100
Vessels | Selena - Sale
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T							150,205				150,205
Vessels | Selena - Sale | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T	150,205
Gain											$ 26,376
Proceeds from the sale of vessels (Note 8)	$ 38,200
Vessels | Cap Victor - Sale
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T							158,853				158,853
Vessels | Cap Victor - Sale | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T	158,853
Gain											$ 23,397
Proceeds from the sale of vessels (Note 8)	$ 39,000
Vessels | Cap Felix - Sale
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T							158,765				158,765
Vessels | Cap Felix - Sale | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T	158,765
Gain											$ 21,341
Proceeds from the sale of vessels (Note 8)	$ 42,300
Vessels under construction | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels under construction | vessel				5			41				41	5
Book Value				$ 106,513			$ 628,405				$ 628,405	$ 106,513	$ 228,429		$ 181,293
Vessels under construction | Eco-type VLCCs | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels under construction | vessel							5				5
Vessels under construction | Suezmax | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels under construction | vessel							2				2
Vessels under construction | Dual-fuel Bitumen Tankers | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels under construction | vessel							2				2
Vessels under construction | Newcastlemax bulk carriers | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels under construction | vessel							18				18
Vessels under construction | Chemical tankers | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels under construction | vessel							2				2
Vessels under construction | CSOVs | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels under construction | vessel							6				6
Vessels under construction | Coaster Vessel | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T							5,000				5,000
Number of vessels under construction | vessel							2				2
Vessels under construction | Ammonia-powered container vessel | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | twenty-footEquivalent							1,400				1,400
Number of vessels under construction | vessel							1				1
Vessels under construction | CTV's | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels under construction | vessel							3				3